SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair value of each share-based payment is estimated on the following assumptions
Risk-free interest rate	2.42%	3.90%
Expected volatility	77.40%	117.00%
Dividend yield	0.00%	0.00%